Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Assets
Cash and due from banks	$ 26,310	$ 30,209	$ 28,407
Interest-bearing deposits with banks	38,345	36,471
Securities
Trading	146,534	128,258
Investment, net of applicable allowance	102,470	94,608
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans
Retail	426,086	399,452
Wholesale	195,870	180,278
Allowance for loan losses (Note 5)	(3,100)	(2,912)
Segregated fund net assets	1,663	1,368
Other
Customers' liability under acceptances	18,062	15,641
Derivatives	101,560	94,039
Premises and equipment	3,191	2,832
Goodwill	11,236	11,137	$ 10,977
Other intangibles	4,674	4,687
Other assets	49,073	44,064
Total assets	1,428,935	1,334,734
Liabilities
Deposits	886,005	836,197
Segregated fund net liabilities	1,663	1,368
Other
Acceptances	18,091	15,662
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Derivatives	98,543	90,238
Insurance claims and policy benefit liabilities	11,401	10,000
Other liabilities	58,137	53,122
Subordinated debentures	9,815	9,131
Total liabilities	1,345,310	1,254,779
Under 1 year [member]
Assets
Cash and due from banks	24,822	28,583
Interest-bearing deposits with banks	38,345	36,471
Securities
Trading	137,772	121,152
Investment, net of applicable allowance	17,283	16,795
Assets purchased under reverse repurchase agreements and securities borrowed	306,828	294,049
Loans
Retail	108,382	97,414
Wholesale	48,737	43,280
Other
Customers' liability under acceptances	18,062	15,635
Derivatives	99,792	91,833
Other assets	38,775	33,578
Total assets	838,798	778,790
Liabilities
Deposits	719,933	669,682
Other
Acceptances	18,091	15,657
Obligations related to securities sold short	32,668	29,725
Obligations related to assets sold under repurchase agreements and securities loaned	226,582	206,813
Derivatives	97,415	88,112
Insurance claims and policy benefit liabilities	1,726	1,691
Other liabilities	41,612	36,906
Subordinated debentures	1,999	103
Total liabilities	1,140,026	1,048,689
After 1 year [member]
Assets
Cash and due from banks	1,488	1,626
Securities
Trading	8,762	7,106
Investment, net of applicable allowance	85,187	77,813
Assets purchased under reverse repurchase agreements and securities borrowed	133	553
Loans
Retail	317,704	302,038
Wholesale	147,133	136,998
Segregated fund net assets	1,663	1,368
Other
Customers' liability under acceptances		6
Derivatives	1,768	2,206
Premises and equipment	3,191	2,832
Goodwill	11,236	11,137
Other intangibles	4,674	4,687
Other assets	10,298	10,486
Total assets	593,237	558,856
Liabilities
Deposits	166,072	166,515
Segregated fund net liabilities	1,663	1,368
Other
Acceptances		5
Obligations related to securities sold short	2,401	2,522
Obligations related to assets sold under repurchase agreements and securities loaned	4	1
Derivatives	1,128	2,126
Insurance claims and policy benefit liabilities	9,675	8,309
Other liabilities	16,525	16,216
Subordinated debentures	7,816	9,028
Total liabilities	$ 205,284	$ 206,090